Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The computations for basic and diluted earnings per share follow:

	Three months ended September 30,		Nine months ended September 30,
(Amounts in millions, except per share amounts)	2024	2023	2024	2023
Numerator:
Net income	$122	$460	$448	$1,074

Denominator:
Weighted average common shares outstanding – basic	173.4	172.7	173.1	172.7
Dilution associated with stock-based compensation plans	0.5	—	0.3	—
Weighted average common shares outstanding – diluted	173.9	172.7	173.4	172.7

Basic earnings per share	$0.70	$2.66	$2.59	$6.22
Diluted earnings per share	$0.70	$2.66	$2.58	$6.22